CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (DEFICIT) ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Cumulative Effect, Period of Adoption, Adjustment CNY (¥)	Cumulative Effect, Period of Adoption, Adjusted Balance CNY (¥)	Ordinary share CNY (¥) shares	Ordinary share Cumulative Effect, Period of Adoption, Adjusted Balance CNY (¥) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital Cumulative Effect, Period of Adoption, Adjusted Balance CNY (¥)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income Cumulative Effect, Period of Adoption, Adjusted Balance CNY (¥)	Accumulated deficit CNY (¥)	Accumulated deficit Cumulative Effect, Period of Adoption, Adjustment CNY (¥)	Accumulated deficit Cumulative Effect, Period of Adoption, Adjusted Balance CNY (¥)	Total UXIN LIMITED shareholders' equity/(deficit) CNY (¥)	Total UXIN LIMITED shareholders' equity/(deficit) Cumulative Effect, Period of Adoption, Adjustment CNY (¥)	Total UXIN LIMITED shareholders' equity/(deficit) Cumulative Effect, Period of Adoption, Adjusted Balance CNY (¥)	Non-controlling interests CNY (¥)	Non-controlling interests Cumulative Effect, Period of Adoption, Adjusted Balance CNY (¥)
Balance at Dec. 31, 2018	¥ 2,371,643				¥ 575		¥ 12,967,986		¥ 86,061		¥ (10,680,489)			¥ 2,374,133			¥ (2,490)
Balance (in shares) at Dec. 31, 2018 | shares					880,659,899
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustments	(17,975)								(17,869)					(17,869)			(106)
Foreign currency translation adjustments	(17,976)
Net loss	(1,990,128)										(1,988,676)			(1,988,676)			(1,452)
Issuance of ordinary shares due to exercise of the share option	1,285				¥ 6		1,279							1,285
Issuance of ordinary shares due to exercise of the share option (in shares) | shares					6,957,492
Share-based compensation	100,295						100,295							100,295
Balance at Dec. 31, 2019	465,120		¥ (319,036)	¥ 146,084	¥ 581	¥ 581	13,069,560	¥ 13,069,560	68,192	¥ 68,192	(12,669,165)	¥ (319,036)	¥ (12,988,201)	469,168	¥ (319,036)	¥ 150,132	(4,048)	¥ (4,048)
Balance (in shares) at Dec. 31, 2019 | shares					887,617,391	887,617,391
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustments	40,028								38,572					38,572			1,456
Net loss	(2,489,562)										(2,484,179)			(2,484,179)			(5,383)
Issuance of ordinary shares due to exercise of the share option (in shares) | shares					50,066
Share-based compensation	(32,571)						(32,571)							(32,571)
Repurchase of ordinary shares from Fairlubo's minority interest	(8,626)										(16,447)			(16,447)			(7,821)
Balance at Mar. 31, 2020	(2,344,647)				¥ 581		13,036,989		106,764		(15,488,827)			(2,344,493)			(154)
Balance (in shares) at Mar. 31, 2020 | shares					887,667,457
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustments	110,983								110,983					110,983
Net loss	(421,231)										(421,222)			(421,222)			(9)
Issuance of ordinary shares due to exercise of the share option	1,911				¥ 2		1,909							1,911
Issuance of ordinary shares due to exercise of the share option (in shares) | shares					3,791,290
Issuance of Class A ordinary shares (Note 18)	169,499				¥ 57		169,442							169,499
Issuance of Class A ordinary shares (in shares) | shares					84,692,839
Share-based compensation	(19,122)						(19,122)							(19,122)
Conversion of convertible notes (Note 12)	506,752				¥ 93		506,659							506,752
Conversion of convertible notes (in shares) | shares					136,279,973
Balance at Mar. 31, 2021	(1,995,855)				¥ 733		13,695,877		217,747		(15,910,049)			(1,995,692)			(163)
Balance (in shares) at Mar. 31, 2021 | shares					1,112,431,559
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustments	70,714	$ 11,155							70,714					70,714
Net loss	(143,223)	(22,593)									(143,223)			(143,223)
Issuance of ordinary shares due to exercise of the share option	15,713				¥ 6		15,707							15,713
Issuance of ordinary shares due to exercise of the share option (in shares) | shares					7,432,870
Share-based compensation	26,534						26,534							26,534
Debt restructuring gain from equity holders of the Company (Note 12)	61,018						61,018							61,018
Contribution from a shareholder due to the Restructuring (Note 2.3)	8,000						8,000							8,000
Conversion of convertible notes (Note 12)	447,016				¥ 43		446,973							447,016
Conversion of convertible notes (in shares) | shares					66,990,291
Balance at Mar. 31, 2022	¥ (1,510,083)	$ (238,210)			¥ 782		¥ 14,254,109		¥ 288,461		¥ (16,053,272)			¥ (1,509,920)			¥ (163)
Balance (in shares) at Mar. 31, 2022 | shares					1,186,854,720